Goldman Sachs Rising Dividend Growth Fund
Goldman Sachs Rising Dividend Growth Fund—Summary
Investment Objective
The Goldman Sachs Rising Dividend Growth Fund (the “Fund”) seeks long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 57 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-107 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Goldman Sachs Rising Dividend Growth Fund		Class A	Class C	Institutional	Class IR	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	1.00%	none	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Goldman Sachs Rising Dividend Growth Fund		Class A	Class C	Institutional	Class IR	Class R
Management Fees		0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	none	0.50%
Other Expenses		0.32%	0.32%	0.17%	0.32%	0.32%
Total Annual Fund Operating Expenses	[1]	1.32%	2.07%	0.92%	1.07%	1.57%
Expense Limitation	[2]	(0.12%)	(0.12%)	(0.12%)	(0.12%)	(0.12%)
Total Annual Fund Operating Expenses	[1][3]	1.20%	1.95%	0.80%	0.95%	1.45%
[1]	The Fund's "Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred during the current fiscal year.
[2]	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to 0.014% of the Fund’s average daily net assets through at least January 28, 2014, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. The Fund’s “Other Expenses” may be further reduced by any custody and transfer agency fee credits received by the Fund.
[3]	After Expense Limitation

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Class A, Class C, Institutional, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Class IR and/or Class R Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Assuming complete redemption at end of period
Expense Example Goldman Sachs Rising Dividend Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	666	934	1,223	2,043
Class C Shares	298	637	1,103	2,391
Institutional Shares	82	281	498	1,120
Class IR Shares	97	328	578	1,295
Class R Shares	148	484	844	1,857

Assuming no redemption
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Goldman Sachs Rising Dividend Growth Fund Class C Shares	198	637	1,103	2,391

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in the annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal period October 1, 2012 to October 31, 2012 was 2% of the average value of its portfolio.
Principal Strategy
The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in equity investments of dividend-paying U.S. and foreign companies with market capitalizations of at least $500 million.

The equity investments in which the Fund invests may include common and preferred stocks as well as real estate investment trusts (“REITs”). The Fund generally invests only in common and preferred stocks of companies (including REITs) that have paid dividends for at least 10 consecutive years at an increasing rate that has averaged at least approximately 10% per year over a 10-year trailing period. For purposes of this determination, special dividends are disregarded. Once a company’s stock is purchased by the Fund, if the company’s dividend growth rate declines below an average of approximately 10% per year over a 10-year trailing period, or the company fails to increase its dividend each year, the position will generally be sold from the portfolio at such time as the portfolio managers determine appropriate.

The Fund’s equity investments may also include master limited partnerships (“MLPs”) and other investment companies (including mutual funds and exchange-traded funds (“ETFs”)), and the Fund may purchase and continue to hold MLPs and investment companies irrespective of their dividend-paying history or activity. The Fund will limit its investment in MLPs to no more than 20% of its Net Assets, at the time of purchase. Many MLPs operate pipelines transporting crude oil, natural gas and other petroleum products along with associated facilities. The Fund may invest up to 20% of its total assets in fixed income securities without regard to credit rating or maturity, including non-investment grade fixed income securities (i.e., junk bonds).

Current income created by rising common stock dividends is an important consideration in selecting the Fund’s investments.

THE FUND IS “NON-DIVERSIFIED” UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (“INVESTMENT COMPANY ACT”), AND MAY INVEST A LARGER PERCENTAGE OF ITS ASSETS IN FEWER ISSUERS THAN DIVERSIFIED MUTUAL FUNDS.
Principal Risks of the Fund
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Investment in the Fund involves substantial risks which prospective investors should consider carefully before investing.

Credit/Default Risk.  An issuer or guarantor of fixed income securities or instruments held by the Fund (which may have low credit ratings) may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant net asset value (“NAV”) deterioration. To the extent that the Fund invests in noninvestment grade fixed income securities, these risks will be more pronounced.

Energy Sector Risk.  Many MLPs in which the Fund may invest operate oil, gas or petroleum facilities, or other facilities within the energy sector. Energy infrastructure companies are subject to specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets.

Additionally, changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves or other commodities may also affect the profitability of energy companies.

Foreign and Emerging Countries Risk.  Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent the Fund also invests in issuers located in emerging countries, these risks may be more pronounced.

Interest Rate Risk.  When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities will normally have more price volatility because of this risk than short-term fixed income securities or instruments.

Investment Style Risk.  Different investment styles (e.g., “growth,” “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund’s emphasis on companies with rising dividend payments could cause the Fund to underperform other funds that invest in similar asset classes but employ different investment styles. Securities that pay high dividends, as a group, can fall out of favor with the market, causing such companies to underperform companies that do not pay high dividends. Additionally, a sharp rise in interest rates or an economic downturn could cause a company to reduce or eliminate its dividend.

Market Risk.  The value of the instruments in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

Master Limited Partnership Risk. Investments in securities of an MLP involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price. Certain MLP securities may trade in lower volumes due to their smaller capitalizations, and may be subject to more abrupt or erratic price movements and lower market liquidity. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.

To the extent a distribution received by the Fund from an MLP is treated as a return of capital, the Fund’s adjusted tax basis in the interests of the MLP may be reduced, which will result in an increase in an amount of income or gain (or decrease in the amount of loss) that will be recognized by the Fund for tax purposes upon the sale of any such interests or upon subsequent distributions in respect of such interests. Furthermore, any return of capital distribution received from the MLP may require the Fund to restate the character of its distributions and amend any shareholder tax reporting previously issued. Moreover, a change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which could result in a reduction of the value of the Fund’s investment in the MLP and lower income to the Fund.

Mid-Cap and Small-Cap Risk.  Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Non-Diversification Risk.  The Fund is non-diversified, meaning that it is permitted to invest more of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Other Investments Risk.  By investing in pooled investment vehicles (including investment companies and ETFs), partnerships and REITs indirectly through the Fund, investors will incur a proportionate share of the expenses of the other pooled investment vehicles, partnerships and REITs held by the Fund (including operating costs and investment management fees) in addition to the fees and expenses regularly borne the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investments in direct proportion to the amount of assets the Fund invests therein.

REIT Risk.  REITs whose underlying properties are concentrated in a particular industry or geographic region are subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Securities of such issuers may lack sufficient market liquidity to enable a fund to effect sales at an advantageous time or without a substantial drop in price.

Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.
Performance
Effective February 27, 2012, the Rising Dividend Growth Fund, a series of Dividend Growth Trust (the “Predecessor Fund”), was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund’s historical performance. Therefore, the Fund’s performance information shown below includes that of the Predecessor Fund for the period prior to February 27, 2012.

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C and Institutional Shares compare to those of a broad-based securities market index. The Fund has different fees and expenses from those of the Predecessor Fund and would, therefore, have had different performance results. Past performance of the Fund, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

Because the Predecessor Fund did not offer Class IR and Class R Shares, and the Class IR and Class R Shares of the Fund have not yet had a full calendar year of performance as of the date of this Prospectus, no performance information is shown for those share classes. Class IR and Class R Shares would have annual returns substantially similar to those of the other share classes shown because Class IR and Class R Shares represent interests in the same portfolio of securities. Annual returns would differ only to the extent Class IR and Class R Shares have different expenses.

The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.
TOTAL RETURN CALENDAR YEAR (CLASS A)

Best Quarter Q2 ‘09 +13.19% Worst Quarter Q4 ‘08 –14.74%
For the period ended December 31, 2012
Average Annual Total Returns Goldman Sachs Rising Dividend Growth Fund		1 Year	5 Years	Since Inception	Inception Date
Class A Shares	[1]	2.92%	3.41%	6.13%	Mar. 23, 2004
Class A Shares Returns After Taxes on Distributions	[1]	2.77%	3.38%	6.05%	Mar. 23, 2004
Class A Shares Returns After Taxes on Distributions and Sale of Fund Shares	[1]	2.18%	3.11%	5.52%	Mar. 23, 2004
Class A Shares S&P 500® Index (reflects no deduction for fees, expenses or taxes)	[1]	16.00%	1.66%	5.21%	Mar. 23, 2004
Class C Shares		7.22%	4.08%	6.37%	Apr. 14, 2005
Class C Shares S&P 500® Index (reflects no deduction for fees, expenses or taxes)		16.00%	1.66%	4.87%	Apr. 14, 2005
Institutional Shares		9.39%	5.07%	5.61%	Mar. 21, 2007
Institutional Shares S&P 500® Index (reflects no deduction for fees, expenses or taxes)		16.00%	1.66%	2.09%	Mar. 21, 2007
[1]	The average annual total return figures for the Fund's Class A Shares reflect a maximum initial sales charge of 5.5%, the maximum rate currently in effect. Prior to February 27, 2012 (the effective date of the reorganization of the Predecessor Fund into the Fund), the maximum initial sales charge applicable to sales of Class A Shares of the Predecessor Fund was 5.75%, which is not reflected in the average annual total return figures shown.

The after-tax returns are for Class A Shares only. The after-tax returns for Class C and Institutional Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.